Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 33.0%
31,473	BNY Mellon High Yield Beta ETF	$1,470,157	2.0
14,109	iShares 20+ Year Treasury Bond ETF	1,435,026	2.0
28,439	iShares Core S&P Small-Cap ETF	2,911,869	4.0
48,813	iShares Core U.S. Aggregate Bond ETF	4,749,993	6.5
70,284	Schwab U.S. TIPS ETF	3,663,202	5.0
54,145	Vanguard Emerging Markets ETF	2,134,396	2.9
115,070	Vanguard FTSE Developed Markets ETF	5,082,643	7.1
11,760	Vanguard Mid-Cap ETF	2,517,581	3.5

	Total Exchange-Traded Funds
	(Cost $25,314,801)	23,964,867	33.0

MUTUAL FUNDS: 67.0%
	Affiliated Investment Companies: 37.3%
301,168	Voya Global Bond Fund - Class R6	2,183,468	3.0
2,391,347	Voya Intermediate Bond Fund - Class R6	20,541,669	28.3
152,592	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,435,895	2.0
156,001	Voya Multi-Manager International Equity Fund - Class I	1,449,246	2.0
175,108	Voya Multi-Manager International Factors Fund - Class I	1,474,412	2.0
		27,084,690	37.3

	Unaffiliated Investment Companies: 29.7%
497,733	TIAA-CREF S&P 500 Index Fund - Institutional Class	21,606,603	29.7

	Total Mutual Funds
	(Cost $49,756,614)	48,691,293	67.0

	Total Investments in Securities (Cost $75,071,415)	$72,656,160	100.0
	Assets in Excess of Other Liabilities	6,779	0.0
	Net Assets	$72,662,939	100.0

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$23,964,867	$–	$–	$23,964,867
Mutual Funds	48,691,293	–	–	48,691,293
Total Investments, at fair value	$72,656,160	$–	$–	$72,656,160

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 2/28/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class P3	$1,954,708	$631,258	$(2,904,325)	$318,359	$-	$59,203.00	$(442,305)	$-
Voya Global Bond Fund - Class R6	-	2,271,325	(39,149)	(48,708)	2,183,468	11,281	414	-
Voya Intermediate Bond Fund - Class P3	20,190,671	8,392,428	(30,379,489)	1,796,390	-	433,064	(2,789,433)	-
Voya Intermediate Bond Fund - Class R6	-	22,880,283	(2,039,419)	(299,195)	20,541,669	90,204	(15,903)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,326,942	846,294	(929,326)	191,985	1,435,895	53,339	(290,798)	-
Voya Multi-Manager International Equity Fund - Class I	-	1,574,980	(120,390)	(5,344)	1,449,246	-	3,646	-
Voya Multi-Manager International Equity Fund - Class P3	1,309,028	1,039,298	(2,413,289)	64,963	-	16,283	(59,632)	-
Voya Multi-Manager International Factors Fund - Class I	-	1,549,237	(89,779)	14,954	1,474,412	-	2,404	-
Voya Multi-Manager International Factors Fund - Class P3	1,952,666	1,215,509	(3,189,570)	21,395	-	46,036	(172,276)	-
Voya Short Term Bond Fund - Class P3	-	1,111,623	(1,111,623)	-	-	5,838	(11,051)	-
Voya Short Term Bond Fund - Class R6	-	2,281,729	(2,281,729)	-	-	2,427	(15,783)	-
	$26,734,015	$43,793,964	$(45,498,088)	$2,054,799	$27,084,690	$717,675	$(3,790,717)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $76,509,889.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$139,493
Gross Unrealized Depreciation	(3,993,222)

Net Unrealized Depreciation	$(3,853,729)